Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Net cash and Due from Banks	$ 237,426,843	$ 264,787,060	$ 268,474,449
Argentine Central Bank's Bills and Notes Maturing up to 90 Days	181,567,431	193,695,729	119,475,780
Reverse repurchase Transactions Debtors	202,522,230	91,835,978	61,640,389
Loans to Financial Institutions	6,582,500	9,811,206
Overnight Placements in Foreign Banks	5,615,877	2,508,399	16,181,981
Mutual Funds	4,442,031	4,167,088	10,210,476
Time Deposits	3,804,241	4,991,443	1,004,712
Total Cash and Cash Equivalents	$ 641,961,153	$ 571,796,903	$ 476,987,787	$ 714,003,049